Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 12 — COMMITMENTS AND CONTINGENCIES

The Company is involved in various legal matters arising in the normal course of business. In the opinion of the Company’s management and legal counsel, the amount of losses that may be sustained, if any, would not have a material effect on the financial position and results of operations of the Company.

Risks and Uncertainties

The Company, as an early-stage business without any current operations, product sales or revenue, has historically been dependent upon the sourcing of external capital to fund its overhead and product development costs. This is a typical situation for any early-stage company without product sales to be in.

Royalties

In October 2021, we entered into a patent license agreement with a third party whereby the third party granted us rights to use certain of their patents in exchange for an upfront payment and royalties based on a percentage of net sales until such patents expire. In connection with this, the Company agreed to a minimum royalty amount of which $75,000 and $62,500 was expensed for the three months ended March 31, 2025 and 2024, respectively. At March 31, 2025 and December 31, 2024, $75,000 and $0.3 million, respectively, was accrued in the accompanying condensed consolidated balance sheets.

Joint Venture Agreement

On October 27, 2021, Legacy Montana entered into a joint venture with CATL US Inc. (“CATL US”), an affiliate of CATL, pursuant to which we and CATL US formed CAMT Climate Solutions Ltd., a limited liability company organized under the laws of Hong Kong (“CAMT”). Legacy Montana and CATL US both own 50% of CAMT’s issued and outstanding shares. CAMT is managed by a four-member board of directors, with two directors designated by CATL and two directors designated by us. Under the joint venture agreement, as revised, CAMT has the exclusive right to commercialize our AirJoule technology in Europe and Asia.

Pursuant to the Amended and Restated Joint Venture Agreement for CAMT, entered into on September 29, 2023, Legacy Montana and CATL US have each agreed to contribute $6.0 million to CAMT. Contributions will be requested by CAMT once a business plan and operating budget is set by CAMT’s Board of Directors. No action to establish a business plan or operating budget has occurred to date. Any additional financing beyond the initial $12.0 million (i.e., $6.0 million from each of Legacy Montana and CATL US) will be subject to the prior mutual agreement of Legacy Montana and CATL US. CAMT is managed by a four-member board of directors, with two directors (including the chairman) designated by CATL US and two directors (including the vice chairman) designated by Legacy Montana. In the event of an equal vote, the chairman may cast the deciding vote. Certain reserved matters, including debt issuances exceeding $5.0 million in a single transaction or in aggregate within a fiscal year, amendments to CAMT’s constitutional documents the annual financial budget of CAMT, and any transaction between CAMT and CATL US or Legacy Montana in an amount exceeding $10.0 million in a single transaction or in aggregate within a fiscal year, require the unanimous vote of both CATL US and Legacy Montana or all directors. As of March 31, 2025, no amount was funded to CAMT.

The purpose of Legacy Montana’s joint venture with CATL US is to commercialize our AirJoule technology in Asia and Europe and, pursuant to the Amended and Restated Joint Venture Agreement for CAMT, CAMT has the exclusive right to commercialize our AirJoule technology in those territories. Subject to the oversight of CAMT’s board, CATL US is responsible for managing the day-to-day operations of CAMT (including the nomination and replacement of the Chief Executive Officer of CAMT,) and is responsible for providing CAMT and any subsidiaries formed by CAMT with, among other things, administrative services, supply chain support, assistance in obtaining required permits and approvals, and assistance in purchasing or leasing land and equipment. The Company’s financial statements do not reflect any accounting for CAMT as no assets (including IP) or cash have been contributed to CAMT and there has been no activity as of March 31, 2025.

Letter Agreement

On January 7, 2024, Legacy Montana entered into a letter agreement (the “Letter Agreement”) with XPDB and Carrier Corporation, an affiliate of Carrier Global Corporation (NYSE: CARR), a global leader in intelligent climate and energy solutions (collectively with its affiliates, “Carrier”), pursuant to which Carrier, XPDB and the Company agreed, among other things, to provide Carrier the right to nominate one (1) designee, subject to the approval of the Company, for election to the board of directors for so long as Carrier satisfies certain investment conditions, following the Business Combination. Pursuant to the terms of the agreement, Carrier has nominated its director.

Note 13 — COMMITMENTS AND CONTINGENCIES

The Company is involved in various legal matters arising in the normal course of business. In the opinion of the Company’s management and legal counsel, the amount of losses that may be sustained, if any, would not have a material effect on the financial position and results of operations of the Company.

Risks and Uncertainties

The Company, as an early-stage business without any current operations, product sales or revenue, has historically been dependent upon the sourcing of external capital to fund its overhead and product development costs. This is a typical situation for any early-stage company without product sales to be in.

License Agreement

In October 2021, the Company entered into a patent license agreement with a third party whereby the third party granted the Company rights to use certain of their patents in exchange for an upfront payment and royalties based on a percentage of net sales until such patents expire. In connection with this, the Company agreed to a minimum royalty amount of which $0.3 million and $0.2 million was accrued by the Company in the accompanying consolidated balance sheets as of December 31, 2024 and December 31, 2023, respectively.

Future minimum royalties are as follows as of December 31, 2024:

2025 and each year through the date the patents expire	300,000

Joint Venture Agreement

On October 27, 2021, Legacy Montana entered into a joint venture with CATL US Inc. (“CATL US”), an affiliate of CATL, pursuant to which we and CATL US formed CAMT Climate Solutions Ltd., a limited liability company organized under the laws of Hong Kong (“CAMT”). Legacy Montana and CATL US both own 50% of CAMT’s issued and outstanding shares. CAMT is managed by a four-member board of directors, with two directors designated by CATL and two directors designated by us. Under the joint venture agreement, as revised, CAMT has the exclusive right to commercialize our AirJoule technology in Europe and Asia.

Pursuant to the Amended and Restated Joint Venture Agreement for CAMT, entered into on September 29, 2023, Legacy Montana and CATL US have each agreed to contribute $6.0 million to CAMT. Contributions will be requested by CAMT once a business plan and operating budget is set by CAMT’s board of directors. No action to establish a business plan or operating budget has occurred to date. Any additional financing beyond the initial $12.0 million (i.e., $6.0 million from each of Legacy Montana and CATL US) will be subject to the prior mutual agreement of Legacy Montana and CATL US. CAMT is managed by a four-member board of directors, with two directors (including the chairman) designated by CATL US and two directors (including the vice chairman) designated by Legacy Montana. In the event of an equal vote, the chairman may cast the deciding vote. Certain reserved matters, including debt issuances exceeding $5.0 million in a single transaction or in aggregate within a fiscal year, amendments to CAMT’s constitutional documents the annual financial budget of CAMT, and any transaction between CAMT and CATL US or Legacy Montana in an amount exceeding $10.0 million in a single transaction or in aggregate within a fiscal year, require the unanimous vote of both CATL US and Legacy Montana or all directors. As of December 31, 2024, no amount was funded to CAMT.

The purpose of Legacy Montana’s joint venture with CATL US is to commercialize our AirJoule technology in Asia and Europe and, pursuant to the Amended and Restated Joint Venture Agreement for CAMT, CAMT has the exclusive right to commercialize our AirJoule technology in those territories. Subject to the oversight of CAMT’s board, CATL US is responsible for managing the day-to-day operations of CAMT (including the nomination and replacement of the Chief Executive Officer of CAMT) and is responsible for providing CAMT and any subsidiaries formed by CAMT with, among other things, administrative services, supply chain support, assistance in obtaining required permits and approvals, and assistance in purchasing or leasing land and equipment. The Company’s financial statements do not reflect any accounting for CAMT as no assets (including IP) or cash have been contributed to CAMT and there has been no activity as of December 31, 2024.

Letter Agreement

On January 7, 2024, Legacy Montana entered into a letter agreement (the “Letter Agreement”) with XPDB and Carrier Corporation, an affiliate of Carrier Global Corporation (NYSE: CARR), a global leader in intelligent climate and energy solutions (collectively with its affiliates, “Carrier”), pursuant to which Carrier, XPDB and the Company agreed, among other things, to provide Carrier the right to nominate one (1) designee, subject to the approval of the Company, for election to the board of directors for so long as Carrier satisfies certain investment conditions, following the Business Combination. Pursuant to the terms of the agreement, Carrier has nominated its director.